Summary of Significant Accounting Policies - Schedule of Disaggregates the Company’s Revenues (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues		$ 176,957,128	$ 62,377,390
Asia [Member]
Disaggregation of Revenue [Line Items]
Total revenues		171,705,064	62,377,390
USA [Member]
Disaggregation of Revenue [Line Items]
Total revenues		$ 5,252,064